Investments in Affiliated Companies - Summary Statement of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 8,541	$ 8,635	$ 8,419	$ 8,160	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 33,755	$ 31,727	$ 33,122
Majority-Owned Subsidiary, Unconsolidated [Member]
Schedule of Equity Method Investments [Line Items]
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									449	400
Net income									$ 449	$ 400